Vanguard® Institutional Intermediate-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (58.8%)
U.S. Government Securities (33.0%)
	United States Treasury Note/Bond	3.000%	7/15/25	179,000	175,224
	United States Treasury Note/Bond	0.250%	7/31/25	75,000	71,227
	United States Treasury Note/Bond	4.750%	7/31/25	113,000	112,594
	United States Treasury Note/Bond	3.125%	8/15/25	233,700	228,770
	United States Treasury Note/Bond	0.250%	8/31/25	85,000	80,405
	United States Treasury Note/Bond	3.500%	9/15/25	174,522	171,359
	United States Treasury Note/Bond	0.250%	9/30/25	110,000	103,709
	United States Treasury Note/Bond	5.000%	9/30/25	180,000	179,916
	United States Treasury Note/Bond	4.250%	10/15/25	287,750	285,007
[1]	United States Treasury Note/Bond	0.250%	10/31/25	300,000	281,859
	United States Treasury Note/Bond	5.000%	10/31/25	230,000	230,000
	United States Treasury Note/Bond	4.500%	11/15/25	151,690	150,742
	United States Treasury Note/Bond	4.875%	11/30/25	110,000	109,862
	United States Treasury Note/Bond	0.375%	1/31/26	40,000	37,269
	United States Treasury Note/Bond	4.250%	1/31/26	10,000	9,905
	United States Treasury Note/Bond	1.625%	2/15/26	100,000	94,969
	United States Treasury Note/Bond	0.500%	2/28/26	400,000	372,375
	United States Treasury Note/Bond	4.625%	2/28/26	164,000	163,411
	United States Treasury Note/Bond	3.750%	4/15/26	290,000	284,789
	United States Treasury Note/Bond	0.750%	4/30/26	100,000	92,984
	United States Treasury Note/Bond	0.750%	5/31/26	100,000	92,734
	United States Treasury Note/Bond	0.875%	6/30/26	150,000	139,148
	United States Treasury Note/Bond	4.500%	7/15/26	328,000	326,565
	United States Treasury Note/Bond	0.625%	7/31/26	150,000	137,977
	United States Treasury Note/Bond	4.375%	8/15/26	171,000	169,878
	United States Treasury Note/Bond	0.750%	8/31/26	175,000	160,945
	United States Treasury Note/Bond	4.625%	9/15/26	67,721	67,647
	United States Treasury Note/Bond	4.625%	10/15/26	349,498	349,170
	United States Treasury Note/Bond	1.125%	10/31/26	131,400	121,258
	United States Treasury Note/Bond	1.625%	10/31/26	68,400	63,869
	United States Treasury Note/Bond	2.000%	11/15/26	100,000	94,094
	United States Treasury Note/Bond	1.250%	11/30/26	74,500	68,808
	United States Treasury Note/Bond	4.375%	12/15/26	193,000	191,914
	United States Treasury Note/Bond	1.250%	12/31/26	58,000	53,469
	United States Treasury Note/Bond	4.000%	1/15/27	110,500	108,894
	United States Treasury Note/Bond	1.125%	2/28/27	100,000	91,438
	United States Treasury Note/Bond	1.875%	2/28/27	400,000	373,125
	United States Treasury Note/Bond	0.500%	4/30/27	190,000	169,783
	United States Treasury Note/Bond	2.750%	4/30/27	100,000	95,266
	United States Treasury Note/Bond	0.500%	5/31/27	255,000	227,149
	United States Treasury Note/Bond	2.625%	5/31/27	200,000	189,687
	United States Treasury Note/Bond	0.375%	7/31/27	145,000	127,872
	United States Treasury Note/Bond	2.750%	7/31/27	140,000	132,934
[2]	United States Treasury Note/Bond	0.375%	9/30/27	100,000	87,688
	United States Treasury Note/Bond	0.500%	10/31/27	100,000	87,781
	United States Treasury Note/Bond	3.875%	11/30/27	45,000	44,142
	United States Treasury Note/Bond	0.625%	12/31/27	66,400	58,193
	United States Treasury Note/Bond	2.750%	2/15/28	70,000	65,975
	United States Treasury Note/Bond	4.000%	2/29/28	90,000	88,622
	United States Treasury Note/Bond	1.250%	3/31/28	190,017	169,204
	United States Treasury Note/Bond	3.625%	3/31/28	98,000	95,244
	United States Treasury Note/Bond	1.250%	4/30/28	332,478	295,386
	United States Treasury Note/Bond	3.500%	4/30/28	104,041	100,627
	United States Treasury Note/Bond	1.250%	5/31/28	56,154	49,784
	United States Treasury Note/Bond	1.250%	6/30/28	151,858	134,347
	United States Treasury Note/Bond	4.000%	6/30/28	225,000	221,555
	United States Treasury Note/Bond	1.000%	7/31/28	162,698	142,107
	United States Treasury Note/Bond	4.125%	7/31/28	65,320	64,636
	United States Treasury Note/Bond	1.125%	8/31/28	211,451	185,218
	United States Treasury Note/Bond	4.375%	8/31/28	100,000	99,875
	United States Treasury Note/Bond	1.250%	9/30/28	137,844	121,130
	United States Treasury Note/Bond	4.625%	9/30/28	170,700	172,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.875%	10/31/28	100,000	101,891
	United States Treasury Note/Bond	4.375%	11/30/28	100,000	100,000
	United States Treasury Note/Bond	3.750%	12/31/28	170,000	165,697
	United States Treasury Note/Bond	1.750%	1/31/29	100,000	89,172
	United States Treasury Note/Bond	4.000%	1/31/29	1,800	1,772
	United States Treasury Note/Bond	2.625%	2/15/29	100,000	92,703
	United States Treasury Note/Bond	2.375%	3/31/29	100,000	91,469
	United States Treasury Note/Bond	4.125%	3/31/29	125,000	123,750
	United States Treasury Note/Bond	4.625%	4/30/29	70,000	70,809
	United States Treasury Note/Bond	2.375%	5/15/29	73,750	67,343
	United States Treasury Note/Bond	3.250%	6/30/29	125,000	118,750
	United States Treasury Note/Bond	3.875%	9/30/29	100,000	97,719
	United States Treasury Note/Bond	3.875%	5/15/43	8,428	7,605
	United States Treasury Note/Bond	4.125%	8/15/53	7,535	7,017
					10,209,351
Agency Bonds and Notes (0.0%)
[3]	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,223
Conventional Mortgage-Backed Securities (25.4%)
[3,4]	Fannie Mae Pool	3.000%	3/1/43–3/1/48	12,229	10,380
[3,4]	Fannie Mae Pool	3.500%	7/1/47–2/1/50	20,438	18,058
[3,4]	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	1,597	1,488
[3,4]	Freddie Mac Gold Pool	3.000%	8/1/32–8/1/47	5,185	4,524
[3,4]	Freddie Mac Gold Pool	3.500%	8/1/32–2/1/50	38,890	34,832
[3,4]	Freddie Mac Gold Pool	4.000%	7/1/29–5/1/49	20,858	19,451
[3,4]	Freddie Mac Gold Pool	4.500%	5/1/39–3/1/48	22,216	21,489
[3,4]	Freddie Mac Gold Pool	5.000%	7/1/39–2/1/49	3,006	3,034
[3,4]	Freddie Mac Gold Pool	5.500%	5/1/40	1,384	1,429
[3,4]	Freddie Mac Gold Pool	6.500%	5/1/37	21	22
[3,4]	Freddie Mac Gold Pool	7.000%	5/1/38	42	43
[3]	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	419	357
[3]	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	11,029	9,754
[3]	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	3,064	2,804
[3]	Ginnie Mae I Pool	4.000%	4/15/39–12/15/46	2,056	1,937
[3]	Ginnie Mae I Pool	4.500%	2/15/39–12/15/46	10,463	10,161
[3]	Ginnie Mae I Pool	5.000%	2/15/40–9/15/41	400	396
[3]	Ginnie Mae I Pool	5.500%	3/15/40–2/15/41	128	129
[3]	Ginnie Mae I Pool	6.000%	5/15/36–3/15/40	720	729
[3]	Ginnie Mae II Pool	2.000%	11/20/50–8/20/51	308,895	249,650
[3,5]	Ginnie Mae II Pool	2.500%	3/20/43–7/15/54	314,115	260,831
[3]	Ginnie Mae II Pool	3.000%	3/20/27–4/20/52	277,106	242,108
[3,5]	Ginnie Mae II Pool	3.500%	10/20/43–7/15/54	228,773	206,702
[3]	Ginnie Mae II Pool	4.000%	2/20/34–10/20/52	159,130	148,433
[3]	Ginnie Mae II Pool	4.500%	4/20/48–2/20/53	162,005	154,844
[3,5]	Ginnie Mae II Pool	5.000%	4/20/40–7/15/54	174,635	170,207
[3,5]	Ginnie Mae II Pool	5.500%	4/20/40–7/15/54	157,301	156,047
[3,5]	Ginnie Mae II Pool	6.000%	2/20/41–7/15/54	116,254	116,726
[3,5]	Ginnie Mae II Pool	6.500%	7/15/54–8/15/54	60,000	60,790
[3,5]	Ginnie Mae II Pool	7.000%	7/15/54	50,000	50,906
[3,4]	UMBS Pool	1.500%	3/1/36–7/1/51	392,842	311,681
[3,4,5]	UMBS Pool	2.000%	5/1/28–7/25/54	1,650,391	1,333,063
[3,4]	UMBS Pool	2.500%	12/1/35–5/1/52	1,161,151	971,481
[3,4,5]	UMBS Pool	3.000%	7/1/32–7/25/54	786,004	685,717
[3,4,5]	UMBS Pool	3.500%	11/1/31–8/25/54	448,349	403,512
[3,4,5]	UMBS Pool	4.000%	5/1/32–7/25/54	430,494	401,464
[3,4,5]	UMBS Pool	4.500%	7/25/39–2/1/54	403,214	387,605
[3,4,5]	UMBS Pool	5.000%	6/1/39–7/25/54	348,829	341,055
[3,4,5]	UMBS Pool	5.500%	12/1/38–7/25/54	383,773	381,390
[3,4,5]	UMBS Pool	6.000%	10/1/52–7/25/54	432,250	433,934
[3,4,5]	UMBS Pool	6.500%	9/1/36–7/25/54	183,749	188,451
[3,4,5]	UMBS Pool	7.000%	10/1/37–7/25/54	50,130	51,562
					7,849,176
Nonconventional Mortgage-Backed Securities (0.4%)
[3,4]	Fannie Mae REMICS	4.500%	8/25/49	14,203	13,662
[3,4]	Freddie Mac REMICS	2.500%	9/25/48–12/25/48	110,403	94,569
					108,231
Total U.S. Government and Agency Obligations (Cost $18,548,149)					18,167,981

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (12.1%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	8,070	7,866
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	26,900	26,972
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	5,780	5,790
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	13,020	12,972
[3,6]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	2,900	2,899
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	47,890	47,677
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,830	29,731
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	30,790	31,154
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	65,940	67,167
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	19,020	19,050
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	872	868
[3,6]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	3,300	3,239
[3,6]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	5,620	5,637
[3,6]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	4,450	4,206
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	20,340	20,479
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	7,170	7,252
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	17,770	18,204
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	21,940	21,838
[3,6]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	11,470	11,365
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	21,520	21,376
[3]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	34,650	34,625
[3]	BANK Series 2017-BNK4	3.625%	5/15/50	280	265
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	4,580	4,314
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	1,110	1,048
[3]	BANK Series 2017-BNK7	3.175%	9/15/60	11,540	10,853
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	749	726
[3]	BANK Series 2019-BNK16	4.005%	2/15/52	3,770	3,547
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	3,910	3,430
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	7,180	6,291
[3]	BANK Series 2019-BNK23	2.920%	12/15/52	15,870	14,033
[3]	BANK Series 2019-BNK24	2.960%	11/15/62	17,620	15,588
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	5,050	4,456
[3]	BANK Series 2022-BNK40	3.506%	3/15/64	10,655	9,373
[3]	BANK Series 2022-BNK43	4.399%	8/15/55	22,550	21,042
[3]	BANK Series 2023-5YR3	6.724%	9/15/56	4,536	4,741
[3]	BANK Series 2024-5YR7	5.769%	6/15/57	24,631	24,972
[3]	BANK Series 2024-BNK47	5.716%	6/15/57	36,280	37,315
[3,6]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	12,740	12,766
[3,6]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	9,570	9,608
[3,6]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	7,725	7,811
[3,6]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	5,600	5,632
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	330	315
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	13,010	11,687
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	2,515	2,190
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,100	5,923
[3]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/55	8,620	8,238
[3]	BBCMS Mortgage Trust Series 2022-C17	4.441%	9/15/55	5,750	5,427
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	2,040	2,141
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	2,600	2,873
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	190	195
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/57	9,138	9,208
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/57	12,610	13,126
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	5,750	4,848
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	6,750	6,329
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	1,100	1,045
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	6,000	5,232
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	7,163	6,325
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	4,400	3,941
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	22,810	21,526
[3]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/56	3,236	3,283
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	10,660	11,001
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	9,700	9,910
[3]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	7,890	8,398
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	15,510	16,406
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	12,940	13,092
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	30,730	32,183
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/57	20,300	20,711
[3,5]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/57	40,580	41,797

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	19,800	19,977
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	11,800	11,488
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	21,430	21,497
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	6,930	6,966
[3]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	9,040	9,061
[3,6]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	6,000	6,222
[3,6]	BX Trust Series 2019-OC11	3.202%	12/9/41	2,690	2,392
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,000	5,223
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	9,340	8,767
[3]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	27,129	26,993
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	10,550	10,408
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	2,000	1,942
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	6,820	6,754
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	30,800	31,081
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	20,300	20,612
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	10,070	9,496
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	9,600	9,322
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	3,370	3,327
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,720	3,698
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	21,670	21,655
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	16,460	16,506
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	19,800	20,261
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	8,680	8,633
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	4,090	4,073
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	1,128	1,108
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	7,388	7,236
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	8,360	7,828
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	4,129	4,073
[3,6]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	8,747	8,819
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	5,000	4,704
[3]	CD Mortgage Trust Series 2016-CD1	2.459%	8/10/49	6,248	5,857
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	480	448
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	320	297
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	1,450	1,324
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	4,137	3,917
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	3,376	3,246
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	10,050	10,043
[3,6]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	6,300	6,284
[3,6]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	14,940	15,127
[3,6]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	15,600	15,570
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	36,690	36,425
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	520	505
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	4,000	3,841
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	4,560	4,298
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	65	62
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.042%	12/15/72	8,630	8,085
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	15,500	13,896
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	23,730	23,833
[3,6]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	23,800	24,056
[3,6]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	4,910	4,881
[3,6]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	11,570	11,596
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	2,610	2,492
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	2,200	2,137
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	15,490	15,363
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	4,920	4,859
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	31,180	31,401
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	7,750	7,664
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	9,970	8,879
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	857	834
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.210%	11/15/49	3,282	3,156
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	2,713	2,558
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	8,560	7,953
[3]	CSAIL Commercial Mortgage Trust Series 2019-C18	2.968%	12/15/52	17,500	15,197
[3]	CSAIL Commercial Mortgage Trust Series 2020-C19	2.561%	3/15/53	4,500	3,795
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	36,750	36,597
[3,6]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	14,140	14,216
[3,6]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	8,020	8,106
[3,6]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	4,840	4,856
[3,6]	DLLST LLC Series 2024-1A	4.930%	4/22/30	3,020	2,992
[3,6,7]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.250%	10/25/56	96	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	2,333	2,306
[3,6]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	6,960	7,210
[3,6]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	7,045	7,038
[3,6]	Enterprise Fleet Financing LLC Series 2024-2	5.610%	4/20/28	9,410	9,486
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	20,880	21,059
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	15,370	15,308
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	8,850	8,963
[3]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	20,520	20,602
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	1,800	1,808
[3]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	5,360	5,337
[3,6]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	20,470	19,790
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	12,000	11,751
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	7,340	7,343
[3,6]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	18,100	17,949
[3,6]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	35,890	36,154
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	6,520	6,432
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	26,520	26,498
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	7,760	7,747
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	13,000	13,148
[3,6]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	22,980	22,790
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	13,300	13,281
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	13,120	13,093
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	40,220	39,950
[3,6]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	43,340	43,499
[3,6]	GCAT Trust Series 2022-INV3	4.000%	8/25/52	33,948	30,212
[3,6]	GCAT Trust Series 2022-INV3	4.500%	8/25/52	23,053	21,155
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	6,980	6,592
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	9,090	8,766
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	5,260	5,221
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	2,010	1,986
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	6,130	6,021
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	24,840	24,919
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	13,860	13,928
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	13,000	13,122
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	5,900	5,866
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	10,940	10,936
[3,6]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	24,970	24,992
[3,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	28,020	28,762
[3,6]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	11,540	11,494
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	23,690	23,719
[3,6]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	18,390	18,544
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	27,580	27,568
[3,6]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	25,300	25,346
[3,6]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	23,300	21,415
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	13,040	12,959
[3,6]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	4,880	4,854
[3,6]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	12,260	12,250
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	720	679
[3]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	2,600	2,429
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,441	4,795
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	9,640	7,745
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	11,340	11,464
[3,6]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	3,000	2,751
[3,6]	Hertz Vehicle Financing III LP Series 2021-2A	1.680%	12/27/27	11,710	10,687
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	6,870	6,838
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	7,660	7,617
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	11,050	10,989
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	22,890	22,948
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	18,750	18,807
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	21,820	21,889
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	22,160	22,251
[3,6]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	5,970	5,965
[3,6]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	7,545	7,592
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	5,980	5,956
[3,6]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	8,540	8,555
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	8,810	8,674
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	21,700	21,762
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	6,930	6,967
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	11,320	11,468
[3]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	11,160	11,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	13,840	13,809
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	7,620	7,596
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	13,570	13,644
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	1,525	1,429
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	1,788	1,722
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	360	336
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	60	57
[3,6]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	9,680	9,249
[3,6]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	3,570	3,551
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	18,060	18,068
[3,6]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	6,520	6,509
[3,6]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	10,040	10,013
[3,6]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	7,000	6,975
[3,6]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	5,360	5,367
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	7,920	7,924
[3,6]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	10,390	10,379
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	8,600	8,512
[3,6]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	4,800	4,594
[3,6]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	8,350	8,293
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	60	59
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.372%	10/15/48	2,500	2,439
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	9,568	9,393
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	888	860
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	5,373	5,145
[3]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	1,000	953
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	13,640	12,262
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	2,600	2,137
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	9,640	10,132
[3,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.033%	3/15/72	3,322	3,345
[3,6]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	4,590	4,600
[3,6]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	10,740	10,803
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	4,580	4,555
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	10,500	10,440
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	12,360	12,272
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	19,160	19,235
[3,6]	OBX Trust Series 2022-INV5	4.000%	10/25/52	15,317	13,632
[3,6]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	7,060	7,042
[3,6]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	11,650	11,705
[3,6]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	43,685	43,328
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	10,450	10,332
[3,6]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	11,820	11,979
[3,6]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,344	4,091
[3,6]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	5,300	5,156
[3,6]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	7,560	6,955
[3,6]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	6,890	6,308
[3,6]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	10,600	9,541
[3,5,6]	Progress Residential Trust Series 2024-SFR4	3.100%	7/9/29	25,490	22,900
[3,6]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	123	122
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	6,760	6,806
[3,6]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	13,920	14,185
[3,6]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	5,760	5,785
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	8,840	8,816
[3,6]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	4,640	4,628
[3,6]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	3,090	3,096
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	5,890	5,845
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	6,900	6,918
[3,6]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	3,970	3,984
[3,6]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	11	11
[3,6]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	89	86
[3,6]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	215	209
[3,6]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	388	377
[3,6]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	15,134	15,070
[3,6]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	6,606	6,657
[3,6]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	31	30
[3,6]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	36	35
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	27,240	27,422
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	71,310	72,120
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	34,680	34,588
[3,6]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	8,970	9,050
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	11,470	11,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	4,100	4,114
[3,6]	T-Mobile US Trust Series 2024-1A	5.050%	9/20/29	20,100	20,057
[3,6]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	12,870	12,446
[3,6]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	18,060	18,053
[3,6]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	9,320	9,377
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	7,990	7,701
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	2,630	2,555
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	9,450	9,496
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	4,340	4,266
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	27,650	27,365
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	27,670	27,335
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	28,110	28,032
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	12,880	12,838
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	6,965	6,917
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	14,340	14,460
[3,6]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	16,680	16,779
[3,6]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	10,960	10,952
[3,6]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	11,570	11,546
[3,6]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	16,930	16,971
[3,6]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	140	131
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	35,930	35,912
[3,6]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	20,970	21,247
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	23,920	24,210
[3,6]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	33,560	33,256
[3,6]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	19,620	19,546
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	10,485	10,558
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	23,650	23,556
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	9,620	9,579
[3,6]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	528	527
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	2,139	2,065
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	1,285	1,209
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,200	3,022
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	3,040	2,868
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	3,160	2,961
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.589%	12/15/50	4,890	4,501
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	6,170	5,894
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	1,095	1,034
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,170	16,541
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	871	849
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	2,850	2,542
[3]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,190	2,171
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	9,420	8,896
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	7,570	7,342
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,670	1,618
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	6,940	7,004
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	7,550	7,460
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,390	4,336
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	23,000	22,922
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	8,940	8,916
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	9,905	10,086
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	13,540	13,461
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	13,320	13,411
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,802,789)					3,759,347
Corporate Bonds (28.0%)
Communications (0.8%)
	Comcast Corp.	3.150%	2/15/28	28,825	27,080
	Comcast Corp.	4.150%	10/15/28	40,135	38,866
	Comcast Corp.	4.550%	1/15/29	11,670	11,488
	Comcast Corp.	5.100%	6/1/29	11,000	11,070
	Comcast Corp.	2.650%	2/1/30	10,970	9,711
	Comcast Corp.	3.400%	4/1/30	11,500	10,572
	Comcast Corp.	1.950%	1/15/31	10,000	8,253
	Comcast Corp.	4.250%	1/15/33	12,000	11,216
	Comcast Corp.	5.300%	6/1/34	16,000	16,032
	Meta Platforms Inc.	3.500%	8/15/27	29,682	28,507
	Meta Platforms Inc.	4.800%	5/15/30	6,783	6,793
	Meta Platforms Inc.	3.850%	8/15/32	21,350	19,865
	Meta Platforms Inc.	4.950%	5/15/33	12,500	12,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	NTT Finance Corp.	1.162%	4/3/26	34,635	32,249
[6]	NTT Finance Corp.	2.065%	4/3/31	4,335	3,577
	Walt Disney Co.	3.375%	11/15/26	2,200	2,116
					249,956
Consumer Discretionary (2.0%)
	Amazon.com Inc.	1.650%	5/12/28	10,000	8,906
	Amazon.com Inc.	1.500%	6/3/30	8,152	6,792
	Amazon.com Inc.	2.100%	5/12/31	9,965	8,396
	Amazon.com Inc.	4.700%	12/1/32	11,490	11,388
[3]	American Honda Finance Corp.	5.250%	7/7/26	39,380	39,461
[3]	American Honda Finance Corp.	2.350%	1/8/27	25,000	23,378
	American Honda Finance Corp.	4.600%	4/17/30	46,580	45,640
[3]	American Honda Finance Corp.	1.800%	1/13/31	12,000	9,832
[3]	American Honda Finance Corp.	4.900%	1/10/34	12,500	12,129
[6]	BMW US Capital LLC	4.900%	4/2/27	49,000	48,787
	Home Depot Inc.	5.150%	6/25/26	11,585	11,596
	Home Depot Inc.	1.500%	9/15/28	5,505	4,830
	Home Depot Inc.	3.900%	12/6/28	7,700	7,438
	Home Depot Inc.	2.950%	6/15/29	19,485	17,859
	Home Depot Inc.	2.700%	4/15/30	16,365	14,578
	Home Depot Inc.	4.850%	6/25/31	7,960	7,896
	Home Depot Inc.	1.875%	9/15/31	8,965	7,302
	Home Depot Inc.	3.250%	4/15/32	12,425	11,021
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	25,125	24,923
[6]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	14,530	14,536
[6]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	41,315	41,073
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	29,010	28,797
[6]	Mercedes-Benz Finance North America LLC	4.850%	1/11/29	20,000	19,868
[6]	Mercedes-Benz Finance North America LLC	5.000%	1/11/34	20,000	19,515
	TJX Cos. Inc.	3.875%	4/15/30	10,000	9,478
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	20,000	18,522
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	31,620	31,224
	Toyota Motor Credit Corp.	4.625%	1/12/28	7,185	7,118
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	15,000	15,173
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	18,989
	Toyota Motor Credit Corp.	5.050%	5/16/29	20,930	21,000
	Toyota Motor Credit Corp.	5.550%	11/20/30	12,505	12,846
	Toyota Motor Credit Corp.	5.100%	3/21/31	19,450	19,446
[3]	Toyota Motor Credit Corp.	4.800%	1/5/34	17,205	16,708
					616,445
Consumer Staples (1.7%)
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	20,693	20,572
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	51,000	47,376
	Archer-Daniels-Midland Co.	4.500%	8/15/33	8,570	8,138
	Brown-Forman Corp.	4.750%	4/15/33	8,885	8,697
[6]	Cargill Inc.	4.500%	6/24/26	13,162	12,999
	Colgate-Palmolive Co.	3.250%	8/15/32	12,460	11,135
	Costco Wholesale Corp.	1.600%	4/20/30	22,528	18,928
	Hershey Co.	2.450%	11/15/29	5,000	4,440
	Hershey Co.	1.700%	6/1/30	5,000	4,182
	Hershey Co.	4.500%	5/4/33	8,690	8,445
	Kenvue Inc.	4.900%	3/22/33	10,000	9,888
	Kimberly-Clark Corp.	3.100%	3/26/30	10,507	9,607
[6]	Mars Inc.	4.750%	4/20/33	8,870	8,611
	PepsiCo Inc.	2.750%	3/19/30	2,130	1,908
	PepsiCo Inc.	1.625%	5/1/30	11,745	9,832
	PepsiCo Inc.	1.950%	10/21/31	2,575	2,120
	PepsiCo Inc.	3.900%	7/18/32	990	924
	Philip Morris International Inc.	4.875%	2/13/26	20,000	19,851
	Philip Morris International Inc.	4.750%	2/12/27	9,595	9,519
	Philip Morris International Inc.	5.125%	11/17/27	60,575	60,563
	Philip Morris International Inc.	4.875%	2/15/28	24,115	23,915
	Philip Morris International Inc.	3.375%	8/15/29	15,000	13,865
	Philip Morris International Inc.	5.625%	11/17/29	26,265	26,822
	Philip Morris International Inc.	5.125%	2/15/30	41,850	41,700
	Philip Morris International Inc.	5.500%	9/7/30	3,000	3,041
	Philip Morris International Inc.	5.125%	2/13/31	23,310	23,012
	Philip Morris International Inc.	5.750%	11/17/32	17,680	18,057
	Philip Morris International Inc.	5.375%	2/15/33	17,675	17,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	5.625%	9/7/33	2,000	2,018
	Philip Morris International Inc.	5.250%	2/13/34	34,715	34,060
	Procter & Gamble Co.	4.050%	1/26/33	7,440	7,135
	Target Corp.	2.350%	2/15/30	11,910	10,444
	Target Corp.	2.650%	9/15/30	1,435	1,271
	Target Corp.	4.500%	9/15/32	4,510	4,345
	Unilever Capital Corp.	2.125%	9/6/29	21,050	18,494
					523,470
Energy (0.7%)
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	4,912	4,729
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	2,630	2,499
	BP Capital Markets America Inc.	4.234%	11/6/28	8,000	7,756
	BP Capital Markets America Inc.	1.749%	8/10/30	8,280	6,882
	BP Capital Markets America Inc.	2.721%	1/12/32	22,386	19,043
	BP Capital Markets America Inc.	4.812%	2/13/33	22,000	21,331
	BP Capital Markets plc	3.279%	9/19/27	13,162	12,481
	BP Capital Markets plc	3.723%	11/28/28	2,095	1,991
	Chevron Corp.	2.236%	5/11/30	1,300	1,126
	Enterprise Products Operating LLC	4.850%	1/31/34	30,860	29,972
[3]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	22,000	17,931
[3]	Petronas Capital Ltd.	3.500%	4/21/30	18,743	17,186
[3]	Petronas Energy Canada Ltd.	2.112%	3/23/28	13,860	12,474
	Schlumberger Investment SA	4.500%	5/15/28	17,250	16,977
	Schlumberger Investment SA	4.850%	5/15/33	11,870	11,630
	Shell International Finance BV	2.375%	11/7/29	23,115	20,390
	Shell International Finance BV	2.750%	4/6/30	6,080	5,423
	TotalEnergies Capital International SA	3.455%	2/19/29	6,040	5,669
	TotalEnergies Capital International SA	2.829%	1/10/30	3,900	3,497
					218,987
Financials (15.3%)
	Aflac Inc.	1.125%	3/15/26	3,375	3,152
	American Express Co.	4.990%	5/1/26	25,800	25,646
	American Express Co.	2.550%	3/4/27	15,400	14,395
	American Express Co.	5.645%	4/23/27	10,270	10,309
	American Express Co.	5.389%	7/28/27	34,150	34,189
	American Express Co.	5.850%	11/5/27	7,600	7,783
	American Express Co.	5.098%	2/16/28	26,870	26,754
	American Express Co.	5.282%	7/27/29	10,000	10,016
	American Express Co.	5.532%	4/25/30	7,260	7,343
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	4,790	4,793
[3,7,8]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.332%	11/4/25	2,600	1,745
	Banco Santander SA	6.527%	11/7/27	15,200	15,551
	Banco Santander SA	5.588%	8/8/28	9,229	9,322
[3]	Bank of America Corp.	3.366%	1/23/26	24,735	24,399
[3]	Bank of America Corp.	1.319%	6/19/26	24,960	23,929
[3]	Bank of America Corp.	4.827%	7/22/26	51,020	50,523
	Bank of America Corp.	5.080%	1/20/27	15,424	15,327
[3]	Bank of America Corp.	3.559%	4/23/27	2,777	2,686
	Bank of America Corp.	1.734%	7/22/27	8,000	7,413
[3]	Bank of America Corp.	3.824%	1/20/28	22,156	21,361
[3]	Bank of America Corp.	2.551%	2/4/28	14,330	13,374
[3]	Bank of America Corp.	3.705%	4/24/28	5,800	5,556
	Bank of America Corp.	4.376%	4/27/28	13,000	12,688
[3]	Bank of America Corp.	4.948%	7/22/28	11,480	11,386
	Bank of America Corp.	6.204%	11/10/28	8,510	8,760
[3]	Bank of America Corp.	3.419%	12/20/28	34,922	32,830
[3]	Bank of America Corp.	3.970%	3/5/29	16,624	15,892
	Bank of America Corp.	5.202%	4/25/29	35,160	35,098
[3]	Bank of America Corp.	2.087%	6/14/29	23,300	20,674
[3]	Bank of America Corp.	3.974%	2/7/30	1,960	1,856
[3]	Bank of America Corp.	3.194%	7/23/30	23,795	21,595
[3]	Bank of America Corp.	2.884%	10/22/30	17,816	15,861
[3]	Bank of America Corp.	2.496%	2/13/31	75	65
[3]	Bank of America Corp.	2.592%	4/29/31	7,500	6,482
[3]	Bank of America Corp.	1.898%	7/23/31	29,543	24,318
[3]	Bank of America Corp.	1.922%	10/24/31	5,000	4,086
[3]	Bank of America Corp.	2.651%	3/11/32	5,110	4,326
	Bank of America Corp.	2.687%	4/22/32	35,400	29,935
	Bank of America Corp.	2.299%	7/21/32	35,200	28,827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Bank of America Corp.	2.972%	2/4/33	21,960	18,590
	Bank of America Corp.	4.571%	4/27/33	12,100	11,413
[3]	Bank of America Corp.	5.015%	7/22/33	20,330	19,862
	Bank of America Corp.	5.288%	4/25/34	10,000	9,896
	Bank of America Corp.	5.468%	1/23/35	10,000	9,987
	Bank of America NA	5.526%	8/18/26	52,900	53,263
	Bank of Montreal	5.300%	6/5/26	20,000	19,984
[3]	Bank of Montreal	1.250%	9/15/26	11,520	10,554
	Bank of Montreal	5.370%	6/4/27	35,000	35,158
[3]	Bank of Montreal	4.700%	9/14/27	12,000	11,843
	Bank of New York Mellon Corp.	4.414%	7/24/26	19,831	19,605
	Bank of New York Mellon Corp.	4.947%	4/26/27	145,000	144,111
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	7,827	7,486
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	20,000	20,381
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	12,402	12,961
	Bank of New York Mellon Corp.	4.596%	7/26/30	9,650	9,427
[3]	Bank of New York Mellon Corp.	5.834%	10/25/33	10,000	10,365
	Bank of New York Mellon Corp.	4.706%	2/1/34	10,000	9,567
[3]	Bank of New York Mellon Corp.	5.188%	3/14/35	30,000	29,615
[6]	Bank of New Zealand	5.076%	1/30/29	30,000	29,889
	Bank of Nova Scotia	1.050%	3/2/26	14,350	13,360
	Bank of Nova Scotia	1.350%	6/24/26	5,000	4,627
	Bank of Nova Scotia	2.700%	8/3/26	5,674	5,375
	Bank of Nova Scotia	1.300%	9/15/26	7,200	6,600
[3]	Bank of Nova Scotia	5.400%	6/4/27	14,700	14,772
	Bank of Nova Scotia	5.250%	6/12/28	3,290	3,304
	Bank of Nova Scotia	4.850%	2/1/30	2,098	2,063
	Bank of Nova Scotia	2.150%	8/1/31	5,000	4,098
	Bank of Nova Scotia	2.450%	2/2/32	2,500	2,062
	Bank of Nova Scotia	5.650%	2/1/34	10,000	10,159
[6]	Banque Federative du Credit Mutuel SA	5.088%	1/23/27	10,000	9,951
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	10,700	9,363
	BlackRock Funding Inc.	5.000%	3/14/34	12,000	11,910
	BlackRock Inc.	2.400%	4/30/30	2,256	1,969
	BlackRock Inc.	1.900%	1/28/31	2,800	2,321
[6]	BPCE SA	5.203%	1/18/27	10,000	9,963
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	9,975	9,235
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	10,000	10,128
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	20,000	19,970
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	10,000	9,980
	Cboe Global Markets Inc.	1.625%	12/15/30	7,008	5,726
	Cboe Global Markets Inc.	3.000%	3/16/32	9,500	8,189
	Charles Schwab Corp.	3.200%	3/2/27	10,000	9,517
	Charles Schwab Corp.	2.450%	3/3/27	23,980	22,364
	Charles Schwab Corp.	3.300%	4/1/27	4,574	4,364
	Charles Schwab Corp.	3.200%	1/25/28	4,143	3,888
	Charles Schwab Corp.	4.000%	2/1/29	8,980	8,616
	Charles Schwab Corp.	5.643%	5/19/29	8,000	8,103
	Charles Schwab Corp.	3.250%	5/22/29	6,955	6,409
	Charles Schwab Corp.	2.900%	3/3/32	9,500	8,123
	Charles Schwab Corp.	5.853%	5/19/34	8,000	8,153
	Chubb INA Holdings LLC	3.350%	5/3/26	26,845	25,974
	Chubb INA Holdings LLC	1.375%	9/15/30	19,939	16,256
	Chubb INA Holdings LLC	5.000%	3/15/34	18,450	18,280
[3]	Citibank NA	5.488%	12/4/26	16,140	16,220
[3]	Citibank NA	5.570%	4/30/34	7,900	8,031
	CME Group Inc.	2.650%	3/15/32	14,133	12,117
[6]	DNB Bank ASA	1.535%	5/25/27	10,000	9,268
	Franklin Resources Inc.	1.600%	10/30/30	5,000	4,043
[6]	GA Global Funding Trust	5.500%	1/8/29	15,000	14,996
	HSBC Holdings plc	4.180%	12/9/25	7,900	7,839
[3]	HSBC Holdings plc	4.292%	9/12/26	9,308	9,144
	HSBC Holdings plc	4.755%	6/9/28	5,500	5,410
[3]	HSBC Holdings plc	2.013%	9/22/28	25,000	22,450
	HSBC Holdings plc	7.390%	11/3/28	10,845	11,470
[3]	HSBC Holdings plc	4.583%	6/19/29	8,855	8,559
	HSBC Holdings plc	2.206%	8/17/29	36,000	31,640
[3]	HSBC Holdings plc	2.357%	8/18/31	17,440	14,566
	HSBC Holdings plc	2.804%	5/24/32	10,000	8,374
	HSBC Holdings plc	2.871%	11/22/32	4,000	3,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.402%	8/11/33	3,000	2,963
	HSBC Holdings plc	6.254%	3/9/34	8,500	8,851
	Huntington National Bank	4.552%	5/17/28	5,000	4,867
	Huntington National Bank	5.650%	1/10/30	6,250	6,247
	Intercontinental Exchange Inc.	4.000%	9/15/27	10,500	10,157
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,700	14,232
	Intercontinental Exchange Inc.	1.850%	9/15/32	5,200	4,032
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,500	11,935
	Invesco Finance plc	3.750%	1/15/26	1,897	1,848
	JPMorgan Chase & Co.	5.546%	12/15/25	15,750	15,735
	JPMorgan Chase & Co.	4.080%	4/26/26	5,000	4,934
	JPMorgan Chase & Co.	3.200%	6/15/26	21,430	20,638
	JPMorgan Chase & Co.	1.045%	11/19/26	11,045	10,378
	JPMorgan Chase & Co.	4.125%	12/15/26	8,190	7,977
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	12,891	12,593
	JPMorgan Chase & Co.	1.578%	4/22/27	10,000	9,337
	JPMorgan Chase & Co.	1.470%	9/22/27	12,000	11,019
	JPMorgan Chase & Co.	6.070%	10/22/27	18,340	18,656
	JPMorgan Chase & Co.	5.040%	1/23/28	84,990	84,554
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	3,910	3,767
	JPMorgan Chase & Co.	2.947%	2/24/28	4,685	4,413
	JPMorgan Chase & Co.	5.571%	4/22/28	19,000	19,155
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	27,440	26,186
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	8,575	8,109
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	19,835	18,982
	JPMorgan Chase & Co.	2.069%	6/1/29	36,944	32,859
	JPMorgan Chase & Co.	6.087%	10/23/29	20,000	20,660
[3]	JPMorgan Chase & Co.	4.452%	12/5/29	42,077	40,830
	JPMorgan Chase & Co.	5.012%	1/23/30	18,401	18,251
[3]	JPMorgan Chase & Co.	3.702%	5/6/30	4,600	4,299
[3]	JPMorgan Chase & Co.	2.739%	10/15/30	20,000	17,694
[3]	JPMorgan Chase & Co.	4.493%	3/24/31	12,900	12,438
	JPMorgan Chase & Co.	1.764%	11/19/31	10,904	8,854
	JPMorgan Chase & Co.	1.953%	2/4/32	8,830	7,188
	JPMorgan Chase & Co.	2.580%	4/22/32	30,595	25,832
	JPMorgan Chase & Co.	2.545%	11/8/32	15,000	12,506
	JPMorgan Chase & Co.	4.586%	4/26/33	8,790	8,363
	JPMorgan Chase & Co.	4.912%	7/25/33	7,600	7,383
	JPMorgan Chase & Co.	6.254%	10/23/34	7,000	7,424
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	5,000	4,907
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	38,940	37,527
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	5,800	4,943
	Mastercard Inc.	2.950%	6/1/29	11,000	10,111
	Mastercard Inc.	2.000%	11/18/31	5,850	4,807
[3]	MDGH GMTN RSC Ltd.	2.500%	11/7/24	624	616
	MetLife Inc.	4.550%	3/23/30	5,165	5,072
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	1,807	1,712
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	10,800	9,992
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	11,500	10,587
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	18,300	18,176
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	7,330	7,371
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	6,550	6,187
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	8,000	7,292
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	12,090	12,061
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	3,710	3,741
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,222
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	7,000	5,796
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	3,800	3,744
	Mizuho Financial Group Inc.	1.554%	7/9/27	8,000	7,402
	Mizuho Financial Group Inc.	5.778%	7/6/29	7,670	7,774
[3]	Mizuho Financial Group Inc.	3.153%	7/16/30	5,400	4,863
[3]	Mizuho Financial Group Inc.	2.869%	9/13/30	4,000	3,534
	Mizuho Financial Group Inc.	5.739%	5/27/31	10,000	10,133
[3]	Mizuho Financial Group Inc.	2.201%	7/10/31	5,000	4,165
	Mizuho Financial Group Inc.	5.748%	7/6/34	15,000	15,208
[3]	Morgan Stanley	4.000%	7/23/25	16,355	16,110
[3]	Morgan Stanley	3.875%	1/27/26	8,000	7,820
	Morgan Stanley	3.625%	1/20/27	3,625	3,495
	Morgan Stanley	5.050%	1/28/27	18,480	18,378
	Morgan Stanley	1.593%	5/4/27	3,575	3,332

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley	1.512%	7/20/27	3,644	3,370
	Morgan Stanley	2.475%	1/21/28	11,900	11,093
[3]	Morgan Stanley	5.652%	4/13/28	15,000	15,145
	Morgan Stanley	6.296%	10/18/28	27,436	28,289
[3]	Morgan Stanley	3.772%	1/24/29	25,000	23,802
	Morgan Stanley	5.123%	2/1/29	24,090	23,995
[3]	Morgan Stanley	5.164%	4/20/29	10,000	9,965
	Morgan Stanley	5.449%	7/20/29	20,461	20,582
	Morgan Stanley	5.173%	1/16/30	25,000	24,925
[3]	Morgan Stanley	2.699%	1/22/31	17,775	15,582
[3]	Morgan Stanley	3.622%	4/1/31	20,000	18,341
[3]	Morgan Stanley	1.794%	2/13/32	42,486	34,148
[3]	Morgan Stanley	1.928%	4/28/32	8,285	6,658
[3]	Morgan Stanley	2.239%	7/21/32	21,500	17,588
[3]	Morgan Stanley	2.511%	10/20/32	10,000	8,273
	Morgan Stanley	4.889%	7/20/33	22,950	22,127
	Morgan Stanley	6.342%	10/18/33	29,000	30,789
[3]	Morgan Stanley	5.250%	4/21/34	19,420	19,124
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	58,300	57,788
[3]	Morgan Stanley Bank NA	4.952%	1/14/28	43,050	42,728
[3]	Morgan Stanley Bank NA	5.504%	5/26/28	13,600	13,694
	National Australia Bank Ltd.	5.087%	6/11/27	21,000	21,042
[5]	National Bank of Canada	5.600%	7/2/27	35,000	34,987
[6]	National Securities Clearing Corp.	5.150%	6/26/26	14,040	14,042
[6]	New York Life Global Funding	1.850%	8/1/31	5,000	4,039
[6]	New York Life Global Funding	4.550%	1/28/33	10,000	9,503
[6]	New York Life Global Funding	5.000%	1/9/34	9,250	9,083
[3]	NongHyup Bank	1.250%	7/28/26	20,000	18,415
	Northern Trust Corp.	4.000%	5/10/27	15,400	15,035
	Northern Trust Corp.	3.150%	5/3/29	20,000	18,474
	Northern Trust Corp.	6.125%	11/2/32	10,000	10,488
[3]	PNC Bank NA	3.100%	10/25/27	17,317	16,196
	PNC Financial Services Group Inc.	5.812%	6/12/26	23,870	23,895
	PNC Financial Services Group Inc.	3.150%	5/19/27	32,129	30,502
	PNC Financial Services Group Inc.	6.615%	10/20/27	8,820	9,033
	PNC Financial Services Group Inc.	5.354%	12/2/28	7,900	7,907
	PNC Financial Services Group Inc.	3.450%	4/23/29	11,370	10,543
	PNC Financial Services Group Inc.	5.582%	6/12/29	102,000	103,105
	PNC Financial Services Group Inc.	2.550%	1/22/30	41,508	36,389
	PNC Financial Services Group Inc.	5.492%	5/14/30	80,980	81,450
	PNC Financial Services Group Inc.	6.037%	10/28/33	10,000	10,308
	PNC Financial Services Group Inc.	5.068%	1/24/34	24,660	23,823
	PNC Financial Services Group Inc.	6.875%	10/20/34	4,500	4,903
	Progressive Corp.	2.500%	3/15/27	6,700	6,274
	Progressive Corp.	3.200%	3/26/30	8,620	7,856
	Progressive Corp.	4.950%	6/15/33	10,000	9,899
[3]	Prudential Financial Inc.	1.500%	3/10/26	4,500	4,232
	Royal Bank of Canada	1.200%	4/27/26	17,540	16,298
[3]	Royal Bank of Canada	1.150%	7/14/26	16,170	14,906
[3]	Royal Bank of Canada	5.200%	7/20/26	80,000	79,882
[3]	Royal Bank of Canada	1.400%	11/2/26	12,950	11,857
[3]	Royal Bank of Canada	4.875%	1/19/27	16,500	16,394
	Royal Bank of Canada	3.625%	5/4/27	6,700	6,431
[3]	Royal Bank of Canada	5.200%	8/1/28	12,470	12,553
[3]	Royal Bank of Canada	4.950%	2/1/29	10,000	9,957
	Royal Bank of Canada	3.875%	5/4/32	7,300	6,683
[3]	Royal Bank of Canada	5.000%	2/1/33	8,552	8,429
[3]	Royal Bank of Canada	5.150%	2/1/34	10,000	9,930
	State Street Corp.	2.650%	5/19/26	1,125	1,075
	State Street Corp.	5.272%	8/3/26	83,670	83,833
	State Street Corp.	5.820%	11/4/28	20,000	20,382
	State Street Corp.	3.152%	3/30/31	11,280	10,196
	State Street Corp.	4.821%	1/26/34	3,000	2,894
	State Street Corp.	5.159%	5/18/34	10,000	9,888
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	18,295	17,566
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	15,800	15,798
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	33,080	33,378
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	14,962	14,175
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	14,400	13,222
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	10,290	9,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	21,000	19,813
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	4,040	3,826
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	24,260	21,252
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	13,550	12,216
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	12,030	10,554
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,500	10,449
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	2,500	2,034
[6]	Svenska Handelsbanken AB	3.950%	6/10/27	15,000	14,540
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	5,400	4,976
[3]	Toronto-Dominion Bank	5.532%	7/17/26	36,331	36,440
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,680	14,383
	Toronto-Dominion Bank	5.156%	1/10/28	8,686	8,678
[3]	Toronto-Dominion Bank	3.625%	9/15/31	1,250	1,190
[3]	Toronto-Dominion Bank	3.200%	3/10/32	7,948	6,878
[3]	Truist Bank	4.050%	11/3/25	32,675	32,113
[3]	Truist Bank	2.250%	3/11/30	5,950	4,962
[3]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,809
[3]	Truist Financial Corp.	1.950%	6/5/30	10,523	8,707
[3]	Truist Financial Corp.	6.123%	10/28/33	18,333	18,742
[3]	Truist Financial Corp.	5.122%	1/26/34	6,500	6,222
[3]	Truist Financial Corp.	5.867%	6/8/34	6,180	6,232
	UBS AG	5.800%	9/11/25	30,000	30,102
	UBS AG	5.000%	7/9/27	26,867	26,649
	UBS AG	5.650%	9/11/28	5,000	5,089
[6]	UBS Group AG	4.703%	8/5/27	8,220	8,069
[6]	UBS Group AG	6.327%	12/22/27	14,711	14,943
[6]	UBS Group AG	4.282%	1/9/28	43,635	41,849
[6]	UBS Group AG	6.442%	8/11/28	25,000	25,635
[6]	UBS Group AG	5.428%	2/8/30	15,000	14,952
[6]	UBS Group AG	5.617%	9/13/30	50,920	51,189
[3]	US Bancorp	3.950%	11/17/25	21,617	21,209
[3]	US Bancorp	3.100%	4/27/26	3,024	2,899
[3]	US Bancorp	2.215%	1/27/28	26,508	24,508
[3]	US Bancorp	3.900%	4/26/28	7,700	7,379
	US Bancorp	4.653%	2/1/29	6,220	6,090
	US Bancorp	5.775%	6/12/29	14,000	14,214
	US Bancorp	5.384%	1/23/30	19,610	19,654
[3]	US Bancorp	1.375%	7/22/30	10,000	8,057
[3]	US Bancorp	4.967%	7/22/33	35,965	34,084
	US Bancorp	5.850%	10/21/33	18,000	18,286
	US Bancorp	5.678%	1/23/35	7,810	7,847
[3]	Wells Fargo & Co.	3.550%	9/29/25	5,920	5,780
	Wells Fargo & Co.	3.000%	4/22/26	20,000	19,179
	Wells Fargo & Co.	3.000%	10/23/26	16,620	15,790
[3]	Wells Fargo & Co.	3.196%	6/17/27	7,100	6,799
[3]	Wells Fargo & Co.	3.526%	3/24/28	12,000	11,444
[3]	Wells Fargo & Co.	2.393%	6/2/28	9,270	8,541
[3]	Wells Fargo & Co.	4.808%	7/25/28	7,233	7,128
	Wells Fargo & Co.	6.303%	10/23/29	30,320	31,450
[3]	Wells Fargo & Co.	2.572%	2/11/31	10,000	8,652
	Wells Fargo & Co.	5.389%	4/24/34	15,000	14,836
	Wells Fargo Bank NA	4.811%	1/15/26	30,000	29,801
[3]	Wells Fargo Bank NA	5.450%	8/7/26	53,170	53,334
	Westpac Banking Corp.	3.350%	3/8/27	1,170	1,122
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.104%	2/16/26	19,700	13,188
[3,7,8]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.320%	11/11/25	5,100	3,423
					4,720,256
Health Care (2.7%)
	AbbVie Inc.	4.800%	3/15/29	23,270	23,134
	AbbVie Inc.	4.950%	3/15/31	43,055	42,942
	AbbVie Inc.	5.050%	3/15/34	41,250	41,122
[3]	Ascension Health	2.532%	11/15/29	2,500	2,217
	AstraZeneca Finance LLC	4.850%	2/26/29	3,850	3,842
	AstraZeneca Finance LLC	4.900%	2/26/31	25,000	24,917
	AstraZeneca Finance LLC	4.875%	3/3/33	10,000	9,894
	AstraZeneca Finance LLC	5.000%	2/26/34	37,390	37,174
	AstraZeneca plc	1.375%	8/6/30	26,523	21,672
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	7,000	6,789
	Bristol-Myers Squibb Co.	4.900%	2/22/29	6,695	6,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	3.400%	7/26/29	12,720	11,852
	Bristol-Myers Squibb Co.	5.750%	2/1/31	8,575	8,900
	Bristol-Myers Squibb Co.	5.100%	2/22/31	8,950	8,981
	Bristol-Myers Squibb Co.	5.200%	2/22/34	37,855	37,784
[3]	Cedars-Sinai Health System	2.288%	8/15/31	2,000	1,669
[6]	CSL Finance plc	4.250%	4/27/32	13,335	12,526
	Eli Lilly & Co.	3.375%	3/15/29	1,500	1,417
	Eli Lilly & Co.	4.700%	2/27/33	2,855	2,805
	Eli Lilly & Co.	4.700%	2/9/34	24,930	24,443
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,762	11,951
	Johnson & Johnson	4.900%	6/1/31	35,000	35,342
	Merck & Co. Inc.	3.400%	3/7/29	4,790	4,522
	Merck & Co. Inc.	4.300%	5/17/30	12,500	12,180
	Merck & Co. Inc.	1.450%	6/24/30	12,925	10,692
	Merck & Co. Inc.	2.150%	12/10/31	14,885	12,374
	Novartis Capital Corp.	2.200%	8/14/30	27,712	23,998
	Pfizer Inc.	2.625%	4/1/30	4,545	4,030
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	62,860	61,763
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	63,585	62,760
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	18,620	18,141
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	278	262
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,000	4,384
[6]	Roche Holdings Inc.	1.930%	12/13/28	22,500	19,856
[6]	Roche Holdings Inc.	4.909%	3/8/31	25,745	25,634
[6]	Roche Holdings Inc.	4.985%	3/8/34	25,700	25,464
	Sutter Health	5.164%	8/15/33	3,785	3,798
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	14,055	14,082
	UnitedHealth Group Inc.	3.875%	12/15/28	8,345	7,997
	UnitedHealth Group Inc.	4.250%	1/15/29	42,195	41,104
	UnitedHealth Group Inc.	5.300%	2/15/30	5,655	5,755
	UnitedHealth Group Inc.	4.900%	4/15/31	44,835	44,410
	UnitedHealth Group Inc.	2.300%	5/15/31	11,500	9,658
	UnitedHealth Group Inc.	4.500%	4/15/33	15,185	14,508
	UnitedHealth Group Inc.	5.000%	4/15/34	23,975	23,655
					829,081
Industrials (1.2%)
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,535	7,207
	Canadian National Railway Co.	3.850%	8/5/32	26,900	24,824
	Cummins Inc.	4.900%	2/20/29	7,140	7,129
	Emerson Electric Co.	1.800%	10/15/27	879	800
	Emerson Electric Co.	2.000%	12/21/28	17,890	15,870
[6]	ERAC USA Finance LLC	5.000%	2/15/29	16,470	16,431
	General Dynamics Corp.	3.500%	4/1/27	28,930	27,854
	General Dynamics Corp.	2.625%	11/15/27	18,985	17,651
	General Dynamics Corp.	3.750%	5/15/28	5,580	5,369
	General Dynamics Corp.	3.625%	4/1/30	4,100	3,843
	General Dynamics Corp.	2.250%	6/1/31	5,000	4,227
	Honeywell International Inc.	4.250%	1/15/29	15,125	14,796
	Honeywell International Inc.	1.750%	9/1/31	20,250	16,413
[3]	John Deere Capital Corp.	1.050%	6/17/26	32,500	30,091
[3]	John Deere Capital Corp.	2.350%	3/8/27	13,070	12,224
[3]	John Deere Capital Corp.	4.950%	7/14/28	15,000	15,016
	John Deere Capital Corp.	4.500%	1/16/29	23,520	23,115
[3]	John Deere Capital Corp.	4.700%	6/10/30	17,625	17,455
[3]	John Deere Capital Corp.	2.000%	6/17/31	25,000	20,633
	Lockheed Martin Corp.	5.100%	11/15/27	16,210	16,322
	Lockheed Martin Corp.	4.450%	5/15/28	5,250	5,169
	Lockheed Martin Corp.	4.500%	2/15/29	35,460	34,910
	Lockheed Martin Corp.	1.850%	6/15/30	5,895	4,966
	Lockheed Martin Corp.	3.900%	6/15/32	14,670	13,681
	Lockheed Martin Corp.	5.250%	1/15/33	13,300	13,523
	Rockwell Automation Inc.	1.750%	8/15/31	7,500	6,057
	Tyco Electronics Group SA	4.500%	2/13/26	5,550	5,499
					381,075
Materials (0.4%)
	Air Products and Chemicals Inc.	4.750%	2/8/31	10,265	10,158
	Air Products and Chemicals Inc.	4.850%	2/8/34	26,665	26,172
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	10,300	10,231
[6]	Georgia-Pacific LLC	0.950%	5/15/26	45,855	42,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Georgia-Pacific LLC	2.300%	4/30/30	13,980	12,061
	Linde Inc.	1.100%	8/10/30	12,430	10,008
					111,095
Real Estate (0.6%)
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,826
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,115
	AvalonBay Communities Inc.	1.900%	12/1/28	5,000	4,400
[3]	AvalonBay Communities Inc.	2.300%	3/1/30	5,000	4,320
	AvalonBay Communities Inc.	5.000%	2/15/33	3,300	3,220
	AvalonBay Communities Inc.	5.350%	6/1/34	9,915	9,916
	Camden Property Trust	5.850%	11/3/26	8,000	8,117
	Camden Property Trust	4.900%	1/15/34	10,000	9,562
	ERP Operating LP	2.850%	11/1/26	3,000	2,846
	ERP Operating LP	4.150%	12/1/28	11,480	11,086
	ERP Operating LP	3.000%	7/1/29	8,120	7,377
	ERP Operating LP	2.500%	2/15/30	1,500	1,308
	ERP Operating LP	1.850%	8/1/31	4,750	3,835
	Mid-America Apartments LP	5.000%	3/15/34	12,235	11,883
	Prologis LP	2.125%	4/15/27	3,600	3,325
	Prologis LP	1.250%	10/15/30	10,000	7,980
	Prologis LP	1.750%	2/1/31	7,783	6,317
	Prologis LP	4.625%	1/15/33	7,817	7,482
	Public Storage Operating Co.	1.850%	5/1/28	5,710	5,079
	Public Storage Operating Co.	1.950%	11/9/28	3,500	3,083
	Public Storage Operating Co.	5.125%	1/15/29	2,670	2,694
	Public Storage Operating Co.	3.385%	5/1/29	11,800	11,017
	Public Storage Operating Co.	2.300%	5/1/31	9,170	7,712
	Public Storage Operating Co.	5.100%	8/1/33	7,500	7,440
	Realty Income Corp.	0.750%	3/15/26	4,710	4,351
	Realty Income Corp.	4.125%	10/15/26	16,355	15,945
	Simon Property Group LP	3.500%	9/1/25	7,754	7,589
	Simon Property Group LP	1.375%	1/15/27	5,000	4,556
	Simon Property Group LP	3.375%	6/15/27	10,780	10,286
	Simon Property Group LP	3.375%	12/1/27	1,068	1,010
	Simon Property Group LP	2.450%	9/13/29	3,300	2,900
	Simon Property Group LP	2.650%	7/15/30	11,500	10,013
					201,590
Technology (1.3%)
	Adobe Inc.	2.150%	2/1/27	33,206	30,961
	Adobe Inc.	4.800%	4/4/29	10,156	10,174
	Analog Devices Inc.	1.700%	10/1/28	9,350	8,238
	Analog Devices Inc.	2.100%	10/1/31	14,030	11,606
	Analog Devices Inc.	5.050%	4/1/34	3,250	3,236
	Apple Inc.	3.250%	8/8/29	22,470	21,038
	Applied Materials Inc.	4.800%	6/15/29	5,905	5,896
	Cisco Systems Inc.	4.850%	2/26/29	30,680	30,670
	Cisco Systems Inc.	4.950%	2/26/31	37,410	37,384
	Cisco Systems Inc.	5.050%	2/26/34	19,960	19,941
	Intel Corp.	4.875%	2/10/26	12,232	12,159
	Intel Corp.	3.750%	3/25/27	4,660	4,510
	Intel Corp.	1.600%	8/12/28	19,100	16,719
	Intel Corp.	2.450%	11/15/29	14,155	12,444
	International Business Machines Corp.	3.450%	2/19/26	1,000	972
	International Business Machines Corp.	3.300%	5/15/26	46,875	45,295
	QUALCOMM Inc.	1.300%	5/20/28	15,188	13,309
	S&P Global Inc.	2.700%	3/1/29	48,460	43,899
	S&P Global Inc.	2.500%	12/1/29	10,680	9,442
	S&P Global Inc.	2.900%	3/1/32	12,820	11,081
	Salesforce Inc.	1.500%	7/15/28	14,138	12,425
	Salesforce Inc.	1.950%	7/15/31	7,425	6,092
	Texas Instruments Inc.	4.600%	2/15/28	23,860	23,664
	Texas Instruments Inc.	1.750%	5/4/30	3,988	3,368
	Texas Instruments Inc.	3.650%	8/16/32	6,365	5,824
					400,347
Utilities (1.3%)
	AEP Transmission Co. LLC	3.100%	12/1/26	8,040	7,653
	Ameren Illinois Co.	1.550%	11/15/30	8,575	6,938
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	8,745	7,357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	4,770	4,650
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	10,000	10,035
	Commonwealth Edison Co.	2.550%	6/15/26	8,002	7,621
[3]	Commonwealth Edison Co.	3.150%	3/15/32	3,000	2,619
	Commonwealth Edison Co.	4.900%	2/1/33	11,320	11,050
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	14,650	13,971
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	10,000	8,229
	DTE Electric Co.	2.250%	3/1/30	6,000	5,180
	Duke Energy Carolinas LLC	3.950%	11/15/28	6,005	5,773
	Duke Energy Carolinas LLC	2.450%	8/15/29	7,430	6,550
	Duke Energy Carolinas LLC	2.450%	2/1/30	2,735	2,391
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,576	7,305
	Duke Energy Carolinas LLC	4.950%	1/15/33	17,470	17,185
	Duke Energy Florida LLC	3.200%	1/15/27	17,632	16,839
	Duke Energy Florida LLC	3.800%	7/15/28	10,765	10,283
	Duke Energy Florida LLC	2.500%	12/1/29	16,960	14,956
	Duke Energy Florida LLC	2.400%	12/15/31	5,000	4,149
	Duke Energy Ohio Inc.	5.250%	4/1/33	1,990	1,972
	Duke Energy Progress LLC	3.700%	9/1/28	12,100	11,532
	Duke Energy Progress LLC	3.450%	3/15/29	1,520	1,418
	Duke Energy Progress LLC	2.000%	8/15/31	12,500	10,186
	Entergy Arkansas LLC	5.150%	1/15/33	4,480	4,423
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,228
	Entergy Louisiana LLC	1.600%	12/15/30	4,435	3,566
	Evergy Kansas Central Inc.	2.550%	7/1/26	13,385	12,724
[3]	Kentucky Utilities Co.	5.450%	4/15/33	7,630	7,678
	MidAmerican Energy Co.	3.100%	5/1/27	1,170	1,115
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	9,675	9,171
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	10,945	10,426
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,996	9,423
[3]	Nevada Power Co.	2.400%	5/1/30	8,360	7,194
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	12,750	11,257
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	2,398	2,401
	PPL Electric Utilities Corp.	4.850%	2/15/34	9,950	9,677
	Public Service Co. of Colorado	5.350%	5/15/34	6,110	6,055
[3]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,000	4,698
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	5,430	5,147
[3]	Public Service Electric & Gas Co.	2.450%	1/15/30	7,500	6,547
[3]	Public Service Electric & Gas Co.	4.650%	3/15/33	9,990	9,624
[3]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,000	10,007
	Union Electric Co.	2.950%	6/15/27	1,177	1,110
	Union Electric Co.	2.950%	3/15/30	15,000	13,399
	Union Electric Co.	5.200%	4/1/34	12,500	12,402
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	5,700	5,518
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	10,000	9,509
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	6,260	6,010
	Virginia Electric & Power Co.	5.000%	4/1/33	15,190	14,792
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,500	7,319
					402,262
Total Corporate Bonds (Cost $8,972,608)					8,654,564
Sovereign Bonds (2.0%)
[3,6]	Airport Authority Hong Kong	4.875%	1/12/26	15,690	15,646
[3]	Arab Petroleum Investments Corp.	1.460%	6/30/25	2,880	2,756
[3,6,9]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	20,430	21,129
[3]	Bermuda	3.717%	1/25/27	11,758	11,210
[3]	Bermuda	4.750%	2/15/29	10,984	10,648
[3]	Bermuda	2.375%	8/20/30	5,000	4,204
[3]	Bermuda	5.000%	7/15/32	11,700	11,270
[3,6]	Central American Bank for Economic Integration	5.000%	1/25/27	29,484	29,412
[3,10]	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,250
	Export-Import Bank of Korea	4.875%	1/11/26	8,020	7,994
	Export-Import Bank of Korea	2.625%	5/26/26	2,000	1,914
[3,6]	Kingdom of Saudi Arabia	4.750%	1/16/30	62,400	61,012
[3]	Kingdom of Saudi Arabia	4.750%	1/16/30	14,870	14,548
[3]	Korea Electric Power Corp.	1.125%	6/15/25	18,400	17,674
[3]	Korea Gas Corp.	3.875%	7/13/27	35,000	33,773
	Korea Hydro & Nuclear Power Co. Ltd.	1.250%	4/27/26	35,000	32,530
	Korea Hydro & Nuclear Power Co. Ltd.	4.250%	7/27/27	35,000	34,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,377
[3,6]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	24,580	23,303
[3,6]	Ontario Teachers' Finance Trust	1.250%	9/27/30	25,000	20,322
[3]	Republic of Chile	2.750%	1/31/27	66,596	62,532
[3]	Republic of Poland	5.125%	9/18/34	14,425	14,175
[3]	Saudi Arabian Oil Co.	1.625%	11/24/25	7,190	6,823
[3]	Saudi Arabian Oil Co.	3.500%	4/16/29	5,160	4,800
[3,11]	State of Israel	1.500%	1/16/29	6,270	5,948
	State of Israel	5.375%	3/12/29	7,770	7,617
	State of Israel	5.500%	3/12/34	1,180	1,121
[3]	Temasek Financial I Ltd.	3.625%	8/1/28	29,500	28,420
[3]	Temasek Financial I Ltd.	1.000%	10/6/30	5,000	4,001
[3,6]	Temasek Financial I Ltd.	1.625%	8/2/31	125,000	101,939
[3,6]	Tokyo Metropolitan Government	4.625%	6/1/26	14,160	14,002
Total Sovereign Bonds (Cost $659,816)					619,387
Taxable Municipal Bonds (0.4%)
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	75,000	68,054
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	55,000	46,602
Total Taxable Municipal Bonds (Cost $130,000)					114,656
				Shares
Temporary Cash Investments (1.8%)
Money Market Fund (0.7%)
[12]	Vanguard Market Liquidity Fund	5.380%		2,177,887	217,767
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (1.1%)
	United States Treasury Bill	5.167%	5/15/25	300,000	286,988
	United States Treasury Bill	5.093%	6/12/25	45,000	42,896
					329,884
Total Temporary Cash Investments (Cost $547,595)					547,651
Total Investments (103.1%) (Cost $32,660,957)					31,863,586
Other Assets and Liabilities—Net (-3.1%)					(959,048)
Net Assets (100%)					30,904,538
Cost is in $000.
1	Securities with a value of $456,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $19,800,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $2,345,270,000, representing 7.6% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in Australian dollars.
9	Guaranteed by the Republic of Poland.
10	Guaranteed by the Government of Japan.
11	Face amount denominated in euro.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	September 2024	18	2,256	46

Short Futures Contracts
2-Year U.S. Treasury Note	September 2024	(2,345)	(478,893)	(190)
5-Year U.S. Treasury Note	September 2024	(885)	(94,322)	(27)
10-Year U.S. Treasury Note	September 2024	(1,388)	(152,658)	(1,215)
Euro-Bobl	September 2024	(41)	(5,113)	(47)
Long U.S. Treasury Bond	September 2024	(182)	(21,533)	(351)
Ultra 10-Year U.S. Treasury Note	September 2024	(1,271)	(144,298)	(641)
				(2,471)
				(2,425)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Deutsche Bank AG	7/18/24	USD	20,098	AUD	30,060	37	—
State Street Bank & Trust Co.	7/18/24	USD	7,667	EUR	7,032	130	—
UBS AG	7/18/24	USD	1,301	GBP	1,018	14	—
						181	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	6/20/29	JPMC	24,180	1.000	469	492	—	(23)
1 Periodic premium received/paid quarterly.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $621,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At June 30, 2024, counterparties had deposited in segregated accounts securities with a value of $336,000 and cash of $1,398,000 in connection with TBA transactions.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,167,981	—	18,167,981
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,759,347	—	3,759,347
Corporate Bonds	—	8,654,564	—	8,654,564
Sovereign Bonds	—	619,387	—	619,387
Taxable Municipal Bonds	—	114,656	—	114,656
Temporary Cash Investments	217,767	329,884	—	547,651
Total	217,767	31,645,819	—	31,863,586

Derivative Financial Instruments
Assets
Futures Contracts[1]	46	—	—	46
Forward Currency Contracts	—	181	—	181
Total	46	181	—	227
Liabilities
Futures Contracts[1]	2,471	—	—	2,471
Swap Contracts	—	23	—	23
Total	2,471	23	—	2,494
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.